Business combinations - Goodwill (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020	Dec. 17, 2019	Nov. 01, 2019
Disclosure of detailed information about business combination [line items]
Goodwill	£ 56,995	£ 56,995	£ 124,417
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Consideration transferred						£ 53,828
Fair value of identifiable net assets						(21,049)
Goodwill			32,779			£ 32,779
FIVE
Disclosure of detailed information about business combination [line items]
Consideration transferred					£ 24,918
Fair value of identifiable net assets					(8,986)
Goodwill			15,932		£ 15,932
Levvel LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred				£ 46,229
Fair value of identifiable net assets				(21,172)
Goodwill			25,057	£ 25,057
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Consideration transferred	18,825	18,825					£ 18,715
Fair value of identifiable net assets	(6,822)	(6,822)					(6,822)
Goodwill	12,003	12,003	£ 110				£ 11,893
Adjustments to consideration transferred	110
Adjustments to identifiable net assets	0
Adjustments to goodwill	110	110
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Consideration transferred								£ 14,023
Fair value of identifiable net assets								£ (5,454)
Goodwill	£ 8,569	£ 8,569